NET LOSS PER COMMON SHARE (Tables)	3 Months Ended
Mar. 31, 2013
Net Loss Per Common Share Tables
Computation of basic and diluted loss per share

The table below presents the computation of basic and diluted loss per share:

(Amounts in thousands except share and per share amounts)	Three Months Ended March 31,
	2013	2012
Numerator for basic and diluted loss per share:
Net loss	$(2,773)	$(8,590)
Preferred dividends	(13)	(13)
Net loss available to common shareholders	$(2,786)	$(8,603)

Denominator for basic and dilutive loss per share — weighted-average shares outstanding	76,846,563	67,988,916
Net loss	$(0.04)	$(0.13)
Preferred dividends	(0.00)	(0.00)
Basic and diluted loss per share available to common shareholders	$(0.04)	$(0.13)

Weighted-average securities from calculation of diluted loss per share

The Company has excluded the following weighted-average securities from the calculation of diluted loss per share, as their effect would have been antidilutive:

Dilutive securities	Three Months Ended March 31,
	2013	2012

Restricted stock grants	199,333	360,000
Convertible notes payable	40,805	164,950
Convertible preferred stock	46,991	46,896
Stock options	1,140,608	3,007,713
Warrants	9,160,458	28,453,760
Total dilutive securities	10,588,195	32,033,319